Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Net loss	$ (1,274,996)	$ (2,021,700)	$ (3,488,129)
Tax rate	34.00%	34.00%	34.00%
Expected income tax recovery	$ (433,499)	$ (687,378)	$ (1,185,964)
Derivative liability	(314,154)	(607,888)	(38,927)
Non-deductible items and other	18,014	275,973	83,288
Share issuance costs not recognized	(60,269)	(58,233)	0
Effect of different foreign tax rates	24,457	19,251	30,448
Effect of change in US corporate tax rate	3,059,896	0	0
Temporary differences not recognized	(2,295,685)	1,058,275	1,111,155
Current tax expense (income)	$ 0	$ 0	$ 0